AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED OCTOBER 25, 2010
TO

THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2010
(AS SUPPLEMENTED THROUGH OCTOBER 22, 2010)

AMERICAN INDEPENDENCE STOCK FUND

(TICKER SYMBOLS: ISISX, IFCSX, ISFSX)

AMERICAN INDEPENDENCE INTERNATIONAL EQUITY FUND

(TICKER SYMBOLS: IMSSX, IIESX)

AMERICAN INDEPENDENCE SHORT-TERM BOND FUND

(TICKER SYMBOLS: ISBSX, ISTSX)

AMERICAN INDEPENDENCE INTERMEDIATE BOND FUND

(TICKER SYMBOLS: IIISX, IBFSX)

AMERICAN INDEPENDENCE KANSAS TAX-EXEMPT BOND FUND

(TICKER SYMBOLS: SEKSX, IKSTX, IKTEX)

AMERICAN INDEPENDENCE U.S. INFLATION-INDEXED FUND

(TICKER SYMBOLS: FFIHX, FNIHX, FCIHX)

AMERICAN INDEPENDENCE FUSION FUND

(TICKER SYMBOLS: AFFSX, AFFAX)

(the “Funds”)

The Prospectus and Statement of Additional Information for the American Independence Funds Trust (the “Trust”) with respect to the Funds listed above are hereby amended and supplemented, effective October 25, 2010, to reflect changes to certain service providers. The Board of Trustees for the Trust approved changes to the Trust’s Distributor and the Fund Accounting and Sub-administrator agent.

1.      Effective immediately, all references to Foreside Distribution Services, LP as the Trust's Distributor are replaced with Matrix Capital Group, Inc., which is located at 420 Lexington Avenue, Suite 601, New York, NY 10170.

2.      Effective immediately, all references to JP Morgan Worldwide Securities Services as the Trust's Sub-administrator and Fund Accounting agent are replaced with UMB Fund Services, Inc., which is located at 803 W. Michigan St., Milwaukee, WI 53233

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE